Summary of Significant Accounting Policies and Going Concern (Details Textual) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 17, 2018	Nov. 30, 2018	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Summary of Significant Accounting Policies and Going Concern (Textual)
Net loss				$ (1,065,542)	$ (1,300,573)	$ (5,774,867)	$ (7,826,933)
Cash in operations				(376,753)	(489,002)	(794,369)	(478,769)
Working capital deficit						12,107,117
Stockholders' deficit						9,157,344
Accumulated deficit				$ (20,696,834)		$ (19,631,292)	(13,856,425)
Capitalization cost for single unit				2000		2000
Property and equipment, depreciates				3 years		3 years
Amortized of goodwill and intangible assets life				4 years		4 years
Shipping and handling costs included freight-out						$ 101,139	$ 173,662
Options outstanding				18,505,000			44,351,200	26,800,000
Exercisable				9,073,000		7,544,000
Warrants outstanding				136,083,627		69,578,947
Exercisable				136,083,627		69,578,947
Convertible debt, amount	$ 7,500
Convertible debt, shares		460,200	460,200
Depreciation expense				$ 2,065	0	$ 9,659
Common Stock [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Net loss
Additional Paid-In Capital
Summary of Significant Accounting Policies and Going Concern (Textual)
Net loss
Retained Earnings / Accumulated Deficit
Summary of Significant Accounting Policies and Going Concern (Textual)
Net loss				(1,065,542)	$ (1,300,573)	(5,774,867)	$ (7,826,933)
Convertible Debt [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Convertible debt, amount				872,432		$ 853,432
Convertible Debt [Member] | Common Stock [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Convertible debt, amount				$ 6,195,802
Convertible debt, shares				10,670,340,897		159,495,739
Total dilutive potential shares				11,601,472,299
Number of shares converted				425,147,386
Convertible Notes Payable [Member] | Common Stock [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Convertible debt, amount				$ 6,195,802		$ 6,085,830
Convertible debt, shares						1,661,402,806
Total dilutive potential shares						1,898,021,492